7. STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 7 - STOCK-BASED COMPENSATION

On November 22, 2011, the Board of Directors approved a stock option plan (“2011 Stock Option Plan”), the purpose of which is to enhance the Company’s stockholder value and financial performance by attracting, retaining and motivating the Company’s officers, directors, key employees, consultants and its affiliates and to encourage stock ownership by such individuals by providing them with a means to acquire a proprietary interest in the Company’s success through stock ownership. Under the 2011 Stock Option Plan, officers, directors, employees and consultants who provide services to the Company may be granted options to acquire common shares of the Company.   The aggregate number of options authorized by the plan shall not exceed 9,947,400 common shares of the Company.

During the year ended December 31, 2011, the Company granted 3,450,000 and 500,000 stock options at an exercise price of $0.84 per share for 10 years and 3 years respectively. The fair value of the options has been estimated using the Black Scholes option pricing model using the following assumptions: risk free interest rate of 1.63%, dividend yield of 0%, volatility of 113% and expected life of 10 years.  During the nine months ended September 30, 2012, the Company granted 1,000,000 stock options at an exercise price of $0.20 for 10 years. During the nine months ended September 30, 2012, the Company recorded stock-based compensation of $1,851,782 related to the vesting period for these stock options.

The following table summarizes the options outstanding as at September 30, 2012:

	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

      The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
			$	$

Outstanding, December 31, 2011	3,950,000	0.84	8.33	869,000
Options granted	1,000,000	0.20	9.73
Outstanding, September 30, 2012	4,950,000	0.71	8.62	110,000
Exercisable, September 30, 2012	987,500	0.84	8.33	-

As at September 30, 2012, there was $583,296 of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted average period of 0.83 years.

On November 22, 2011, the Board of Directors approved a stock option plan (“2011 Stock Option Plan”), the purpose of which is to enhance the Company’s stockholder value and financial performance by attracting, retaining and motivating the Company’s officers, directors, key employees, consultants and its affiliates and to encourage stock ownership by such individuals by providing them with a means to acquire a proprietary interest in the Company’s success through stock ownership. Under the 2011 Stock Option Plan, officers, directors, employees and consultants who provide services to the Company may be granted options to acquire common shares of the Company.   The aggregate number of options authorized by the plan shall not exceed 9,947,400 common shares of the Company.

During the year ended December 31, 2011, the Company granted 3,450,000 and 500,000 stock options at an exercise price of $0.84 per share for 10 years and 3 years respectively.  During the year ended December 31, 2011, the Company recorded stock-based compensation of $107,772.

The weighted average grant date fair value of stock options granted during the year ended December 31, 2011 was $0.80.

The weighted average assumptions used for each of the years ended December 31, are as follows:

2011
Expected dividend yield	0%
Risk-free interest rate	1.64%
Expected volatility	115%
Expected option life (in years)	8.41

The following table summarizes the options outstanding as at December 31, 2011:

	Option Price	Number of shares
Expiry Date	Per Share	2011	2010
December 21, 2021	0.84	3,450,000	-
December 21, 2014	0.84	500,000	-

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value
			$		$

Outstanding, December 31, 2010 and 2009	-	-

Granted	3,950,000	0.84

Outstanding, December 31, 2011	3,950,000	0.84		9.08		869,000

Exercisable, December 31, 2011	-	-		-		-

As at December 31, 2011, there was $6,058,492 of unrecognized compensation cost related to non-vested stock option agreements. This cost is expected to be recognized over a weighted average period of 1.47 years.